Note 14 - Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Intangible assets [Text Block]
	As at June 30			Year ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Goodwill	25,794	21,919	22,387	22,622
Other intangible assets	21,655	7,930	9,375	9,744
Total	47,449	29,849	31,762	32,366

Goodwill [Text Block]
Goodwill	As at June 30			Year ended March 31
(US dollars in thousands)	2021	2020	2019	2019
As at July 1 / April 1	21,919	22,387	22,622	24,482
Goodwill on acquisition of Tembo	1,698	-	-	-
Foreign exchange	2,177	(468)	(235)	(1,860)
Carrying value	25,794	21,919	22,387	22,622

Carrying amounts of goodwill by cash-generating units [Text Block]
	As at June 30			Year ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Aevitas O Holdings Limited (allocated to the Critical
Power Services segment)	13,658	12,483	12,751	12,884
VivoPower Pty Ltd (allocated to the Solar Development segment)	10,319	9,436	9,636	9,738
Tembo (allocated to the Electric Vehicle segment)	1,817	-	-	-
Total	25,794	21,919	22,387	22,622

Other Intangible Assets [Text Block]
(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At March 31, 2019	5,097	2,476	4,229	-	-	158	11,960
Foreign exchange	(55)	(26)	(44)	-	-	(1)	(126)
Additions	-	-	-	-	-	12	12
Disposals	(50)	-	-	-	-	-	(50)
At June 30, 2019	4,992	2,450	4,185	-	-	169	11,796
Foreign exchange	(103)	(51)	(86)	-	-	(4)	(244)
Additions	461	-	-	-	-	-	461
Disposals	(968)	-	-	-	-	(9)	(977)
At June 30, 2020	4,382	2,399	4,099	-	-	156	11,036
Foreign exchange	411	225	385	-	-	13	1,034
Additions	46	-	-	-	513	-	559
Acquisitions from business combinations	1,492	404	-	12,248	-	-	14,144
Disposals	(550)	-	-	-	-	-	(550)
At June 30, 2021	5,781	3,028	4,484	12,248	513	169	26,223
Amortization	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At March 31, 2019	1,064	384	657	-	-	111	2,216
Foreign exchange	(6)	(4)	(7)	-	-	(1)	(18)
Amortization	100	41	70	-	-	12	223
At June 30, 2019	1,158	421	720	-	-	122	2,421
Foreign exchange	(24)	(9)	(15)	-	-	(2)	(50)
Amortization	404	160	273	-	-	31	868
Disposals	(133)	-	-	-	-	-	(133)
At June 30, 2020	1,405	572	978	-	-	151	3,106
Foreign exchange	131	54	92	-	-	18	295
Amortization	622	229	298	-	18	-	1,167
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At March 31, 2019	4,033	2,092	3,572	-	-	47	9,744
At June 30, 2019	3,834	2,029	2,465	-	-	47	9,375
At June 30, 2020	2,977	1,827	3,121	-	-	5	7,930
At June 30, 2021	3,623	2,173	3,116	12,248	495	-	21,655